Note 16 - Earnings Per Share	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Earnings Per Share [Text Block]

16. Earnings per share

All common shares issued are Costamare common stock and have equal rights to vote and participate in dividends. Profit or loss attributable to common equity holders is adjusted by the contractual amount of dividends on Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock that should be paid for the period. Dividends paid or accrued on Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock during each of the six-month periods ended June 30, 2024 and 2025, amounted to $13,278 and $10,402, respectively.

	For the six-month period ended June 30,
	2024	2025
	EPS	EPS
Net income from continuing operations	$201,671	$218,046
Net income/ (loss) from discontinued operations	3,876	(27,547)
Net income	205,547	190,499
Less: Net income attributable to non-controlling interest in subsidiaries, continuing operations	(1,628)	(1,890)
Add: Net loss attributable to non-controlling interest in subsidiaries, discontinued operations	277	213
Net income attributable to Costamare Inc.	204,196	188,822
Less: paid and accrued earnings allocated to Preferred Stock	(13,278)	(10,402)
Less: deemed dividend in redemption of Series E Preferred Stock	(5,446)	-
Net income available to common stockholders	$185,472	$178,420
Weighted average number of common shares, basic and diluted	118,902,719	120,039,623
Earnings per common share, basic and diluted, continuing operations	$1.53	$1.71
Earnings/ (losses) per common share, basic and diluted, discontinued operations	0.03	(0.23)
Earnings per common share, basic and diluted	$1.56	$1.49